Commitments and Contigencies (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 07, 2018	Nov. 08, 2018	Dec. 31, 2015 m²	Jul. 15, 2015
Commitments (Textual)
Operating lease expense amount	$ 233,921	$ 89,785	$ 196,330
Equity Method Investment, Ownership Percentage						14.00%
Area of land | m²							206,667
Obtained financing in an amount	$ 870,000
Reit Xinyi [Member]
Commitments (Textual)
Equity Method Investment, Ownership Percentage					51.00%		30.00%	70.00%
RMB [Member]
Commitments (Textual)
Obtained financing in an amount | ¥				¥ 6,000,000